Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Contract balances [Line Items]
Accounts Receivable, Net	SFr 580	SFr 686
Contract with Customer, Liability	47	54
Contract with Customer, Liability, Revenue Recognized	SFr 7	SFr 10